COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 KeyView Patent Infringement	Jun. 30, 2011 KeyView Patent Infringement	Dec. 31, 2011 Revision of Estimates and Settlement of Claims
Commitments and Contingencies Disclosure [Line Items]
Operating lease expense	$ 26.6	$ 21.1	$ 22.7
Aggregate amount of contingent litigation liabilities	1.1	3.8	2.7
Increase (decrease) in the reserves of contingent litigation liabilities						2.7
Damages agreed to accept				5.5
Legal fees and other expenses					1.4
Self-insurance liabilities related to workers' compensation, vehicular liabilities, and general liability claims recorded	62.9	60.3
Insurance receivables which partially offset self-insurance liabilities	17.0	15.4
Environmental remediation liabilities recorded	$ 4.0	$ 4.0